Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004


March 16, 2009

VIA EDGAR

US Securities and Exchange Commission
100 F Street NE
Washington, DC  20549


Re:      RYDEX VARIABLE TRUST REGISTRATION STATEMENT/INFORMATION STATEMENT ON
         FORM N-14
         --------------------------------------------------------------------

Ladies and Gentlemen:

On behalf of our client, Rydex Variable Trust (the "Trust"), we are herewith filing the Trust's Registration Statement/Information Statement on form N-14, including exhibits thereto, pursuant to Rule 488(a) under the Securities Act of 1933. This filing relates to the reorganization of the Trust's Hedged Equity Fund with and into the Trust's Absolute Return Strategies Fund (to be renamed the Multi-Hedge Strategies Fund on or about May 1, 2009).


Please feel free to contact me at (202) 739-5896 with your questions or comments.

Sincerely,

/S/ CHRISTOPHER D. MENCONI
---------------------------
Christopher D. Menconi